Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Supplement dated September 1, 2026
to the Summary Prospectus
dated March 31, 2026
Alpha Blue Capital US Small-Mid Cap Dynamic ETF (ABCS)
(the “Fund”)

Effective immediately, Joshua B. Dabora, Partner, serves as portfolio manager for the Fund.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated September 1, 2026
to the Prospectus and Statement of Additional Information,
each dated March 31, 2026
Alpha Blue Capital US Small-Mid Cap Dynamic ETF (ABCS)
(the “Fund”)

Effective immediately, Joshua B. Dabora, Partner, serves as portfolio manager for the Fund.
The following replaces the “Portfolio Managers” subsection of the Fund’s Prospectus:
Mr. David M. Dabora, CFA, and Joshua B. Dabora are the portfolio managers and primarily responsible for the day-to-day management of the Fund. Mr. D. Dabora has served as portfolio manager since the Fund’s inception in December 2023 and Mr. J. Dabora since September 2026.
The following replaces the “Portfolio Manager” subsection of the “Fund Management” section of the Fund’s Prospectus:
Mr. David M. Dabora, CFA, and Joshua B. Dabora are the portfolio managers and primarily responsible for the day-to-day management of the Fund.
David M. Dabora CFA serves as a portfolio manager at the Sub-Adviser. Mr. Dabora has over 35 years of investment experience. He is the Founder, Managing Partner, Chief Investment Officer, and Chief Compliance Officer of the Sub-Adviser. The Sub-Adviser was established in 2023 to provide fundamental research and value-focused investment management services and serve as a sponsor to ETFs. From 2002, he was a Senior Portfolio Manager | Managing Director for Boston Partners Global Investors’ Small-Micro Cap Value, Small Cap Value, Small-Mid Cap Value & Alpha Blue Alternative Equity Strategies ($6 billion AUM) until his retirement from the firm in 2022. Mr. Dabora received his MBA in Finance from the UCLA Anderson School of Management and BS in Business Administration from The Pennsylvania State University. He has held the Investment Adviser Representative (IAR) - Series 65 License since 1995.
Joshua B. Dabora serves as a portfolio manager at the Sub-Adviser. He is a Partner of the Sub-Adviser as of January 2025. Mr. Dabora was previously an Investment & Marketing Analyst at the Sub-Adviser’s General Partner, Alpha Blue, LLC from January 2024 through December 2024. Mr. Dabora received his MS in Marketing from Santa Clara University Leavey School of Business and BA in Communication from Santa Clara University. He has held the Investment Adviser Representative (IAR) - Series 65 License since 2025.
The following replaces the “Investment Sub-Adviser” subsection of the “Investment Management and Other Services” section of the Fund’s SAI:
The following table summarizes the affiliated persons of the Fund that are also affiliated persons of the Sub-Adviser.

NAME	FUND AFFILIATION	AFFILIATION WITH SUB-ADVISER
David M. Dabora	Portfolio Manager	Founder, Managing Partner, Chief Investment Officer, Chief Compliance Officer
Joshua B. Dabora	Portfolio Manager	Partner
The following supplements the “Portfolio Manager” section of the Fund’s SAI:
The following table shows the number of other accounts managed by the portfolio manager and the reporting information is provided as of July 31, 2026:
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Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Joshua B. Dabora
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
As of July 31, 2026, Mr. J. Dabora owned $10,001 - $50,000 shares of the Fund.
Joshua B. Dabora’s compensation is a fixed salary and, as partner of the Sub-Adviser, a variable component based on the success of the Sub-Adviser.

Please retain this Supplement for future reference.

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